Related party transactions - Amounts Due from or Due to Related Parties (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Zhuhai Daren [Member] CNY	Dec. 31, 2011 Zhuhai Daren [Member] CNY	Dec. 31, 2012 Zhuhai Lequ [Member] CNY	Dec. 31, 2012 Shanghang [Member] CNY	Dec. 31, 2011 Shanghang [Member] CNY
Amount due from a related party
Other receivables	$ 172	1,073	2,000		2,000	1,073
Amounts due to related parties
Account payables to Zhuhai Daren				2,362	793
Other payables to Shanghang							242	77
Total	$ 418	2,604	870